Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 06, 2023
Entity Registrant Name	dei_EntityRegistrantName	Amplify ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001633061
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2023
Prospectus Date	rr_ProspectusDate	Feb. 28, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amplify BlackSwan Growth & Treasury Core ETF | Amplify BlackSwan Growth & Treasury Core ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SWAN
Amplify BlackSwan ISWN ETF | Amplify BlackSwan ISWN ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ISWN
Amplify BlackSwan Tech & Treasury ETF | Amplify BlackSwan Tech & Treasury ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QSWN